Acquisitions (Tables)	12 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2015	2014	2013
Assets:
Accounts receivable	$7,656	$954	$91,668
Inventories	3,099	2,184	93,915
Prepaid expenses	91	57	4,672
Deferred income taxes	5	189	(1,713)
Plant and equipment	1,123	11,211	74,439
Intangible and other assets	7,794	5,646	280,001
Goodwill	10,430	3,195	317,879
	30,198	23,436	860,861
Liabilities and equity:
Notes payable	—	—	11,920
Accounts payable, trade	2,689	915	46,596
Accrued payrolls and other compensation	243	263	12,099
Accrued domestic and foreign taxes	777	1	7,073
Other accrued liabilities	5,267	3,864	16,805
Long-term debt	—	—	102,122
Pensions and other postretirement benefits	—	—	2,125
Deferred income taxes	2,604	—	39,214
Other liabilities	—	800	689
Noncontrolling interests	—	—	1,074
	11,580	5,843	239,717
Net assets acquired	$18,618	$17,593	$621,144